Average Annual Total Returns	Prospectus #1 Macquarie Tax-Free California Fund Bloomberg Municipal Bond Index 1 year	Prospectus #1 Macquarie Tax-Free California Fund Bloomberg Municipal Bond Index 5 years	Prospectus #1 Macquarie Tax-Free California Fund Bloomberg Municipal Bond Index 10 years	Prospectus #1 Macquarie Tax-Free California Fund Class A 1 year	Prospectus #1 Macquarie Tax-Free California Fund Class A 5 years	Prospectus #1 Macquarie Tax-Free California Fund Class A 10 years	Prospectus #1 Macquarie Tax-Free California Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Macquarie Tax-Free California Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Macquarie Tax-Free California Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Macquarie Tax-Free California Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Macquarie Tax-Free California Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Macquarie Tax-Free California Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Macquarie Tax-Free California Fund Class C 1 year	Prospectus #1 Macquarie Tax-Free California Fund Class C 5 years	Prospectus #1 Macquarie Tax-Free California Fund Class C 10 years	Prospectus #1 Macquarie Tax-Free California Fund Institutional Class 1 year	Prospectus #1 Macquarie Tax-Free California Fund Institutional Class 5 years	Prospectus #1 Macquarie Tax-Free California Fund Institutional Class 10 years	Prospectus #1 Macquarie Tax-Free Idaho Fund Bloomberg Municipal Bond Index 1 year	Prospectus #1 Macquarie Tax-Free Idaho Fund Bloomberg Municipal Bond Index 5 years	Prospectus #1 Macquarie Tax-Free Idaho Fund Bloomberg Municipal Bond Index 10 years	Prospectus #1 Macquarie Tax-Free Idaho Fund Class A 1 year	Prospectus #1 Macquarie Tax-Free Idaho Fund Class A 5 years	Prospectus #1 Macquarie Tax-Free Idaho Fund Class A 10 years	Prospectus #1 Macquarie Tax-Free Idaho Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Macquarie Tax-Free Idaho Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Macquarie Tax-Free Idaho Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Macquarie Tax-Free Idaho Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Macquarie Tax-Free Idaho Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Macquarie Tax-Free Idaho Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Macquarie Tax-Free Idaho Fund Class C 1 year	Prospectus #1 Macquarie Tax-Free Idaho Fund Class C 5 years	Prospectus #1 Macquarie Tax-Free Idaho Fund Class C 10 years	Prospectus #1 Macquarie Tax-Free Idaho Fund Institutional Class 1 year	Prospectus #1 Macquarie Tax-Free Idaho Fund Institutional Class 5 years	Prospectus #1 Macquarie Tax-Free Idaho Fund Institutional Class 10 years	Prospectus #1 Macquarie Tax-Free New York Fund Bloomberg Municipal Bond Index 1 year	Prospectus #1 Macquarie Tax-Free New York Fund Bloomberg Municipal Bond Index 5 years	Prospectus #1 Macquarie Tax-Free New York Fund Bloomberg Municipal Bond Index 10 years	Prospectus #1 Macquarie Tax-Free New York Fund Class A 1 year	Prospectus #1 Macquarie Tax-Free New York Fund Class A 5 years	Prospectus #1 Macquarie Tax-Free New York Fund Class A 10 years	Prospectus #1 Macquarie Tax-Free New York Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Macquarie Tax-Free New York Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Macquarie Tax-Free New York Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Macquarie Tax-Free New York Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Macquarie Tax-Free New York Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Macquarie Tax-Free New York Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Macquarie Tax-Free New York Fund Class C 1 year	Prospectus #1 Macquarie Tax-Free New York Fund Class C 5 years	Prospectus #1 Macquarie Tax-Free New York Fund Class C 10 years	Prospectus #1 Macquarie Tax-Free New York Fund Institutional Class 1 year	Prospectus #1 Macquarie Tax-Free New York Fund Institutional Class 5 years	Prospectus #1 Macquarie Tax-Free New York Fund Institutional Class 10 years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 1 year	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 5 years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 10 years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class A 1 year	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class A 5 years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class A 10 years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class C 1 year	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class C 5 years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class C 10 years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Institutional Class 1 year	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Institutional Class 5 years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Institutional Class 10 years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 1 year	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 5 years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 10 years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class A 1 year	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class A 5 years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class A 10 years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class C 1 year	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class C 5 years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class C 10 years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Institutional Class 1 year	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Institutional Class 5 years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Institutional Class 10 years
Total	6.40%	2.25%	3.03%	4.28%	1.53%	3.00%	4.28%	1.47%	2.97%	3.99%	1.90%	3.09%	7.43%	1.73%	2.72%	9.42%	2.73%	3.74%	6.40%	2.25%	3.03%	2.01%	0.76%	2.05%	2.01%	0.76%	2.05%	2.50%	1.25%	2.27%	5.03%	0.96%	1.76%	7.08%	1.96%	2.79%	6.40%	2.25%	3.03%	3.73%	1.29%	2.73%	3.73%	1.23%	2.70%	3.63%	1.66%	2.82%	6.80%	1.48%	2.43%	8.77%	2.46%	3.45%	6.40%	2.25%	3.03%	0.83%	0.69%	2.25%	0.83%	0.69%	2.25%	1.87%	1.20%	2.45%	3.79%	0.87%	1.96%	5.84%	1.90%	2.99%	6.40%	2.25%	3.03%	3.83%	2.12%	4.10%	3.83%	2.08%	4.08%	4.08%	2.56%	4.14%	6.90%	2.29%	3.80%	8.96%	3.34%	4.85%